Amounts of Acquired Identifiable Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 16, 2011
Purchase price
Cash	$ 9,100
Total purchase price	9,100
Identifiable assets:
Cash	125,243
Loans, leases and interest receivable	46,118
Core deposit intangible	2,402	2,400
Personal and real property	7,481
Other assets	95
Total assets	181,339
Liabilities and equity:
Deposits and interest payable	179,196	179,300
Other liabilities	1,703
Total liabilities	180,899
Net assets acquired	440
Goodwill resulting from acquisition	$ 8,660	$ 8,700